VCC Mortgage Securities, LLC ABS-15G

Exhibit 99.09

VCC 2025-P2

Velocity Commercial Capital, LLC

Opus Capital Markets Consultants, LLC

300 Tri-State International – Suite 320 | Lincolnshire, IL 60069 | www.opuscmc.com | 224.632.1300

Executive Narrative

September 29, 2025

Performed by

Opus Capital Markets Consultants, LLC

For

Velocity Commercial Capital, LLC

This report summarizes the results of a due diligence review performed on (259) loans provided by Velocity Commercial Capital, LLC (“Client” or “VCC”) who provided Opus Capital Markets Consultants, LLC (Consultant) with a data tape, from which 100% of the loan sample was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed credit review on the loans.

Opus conducted a review of the origination appraisal documentation for each loan and property not included in the Guideline Review. This encompassed Two Hundred and Fifty-nine (259) loans representing Three Hundred and Eight (308) properties.

For each loan and property, Opus reviewed the applicable appraisal to determine what the property condition was and if the appraiser indicated any damage or safety concerns at the time of the inspection.

Review	Below Average Property Grade	Properties with Visible Damage	Properties with Health or Safety Issues
Property Review	6	18	10

As detailed herein, the pool contains 66 small balance commercial loans and 88 Investor 1-4 Family. The loans were re-underwritten in accordance with the lender guidelines in terms of Exhibit A. The review was conducted between June 19, 2025 through September 22, 2025 via imaged files and provided by the Client (the “Review.”)

The Review totals for mortgage loans within the final securitization population, were as follows:

Property Type	Review Population	Pool Population	% Population Reviewed
Small Bal CRE	66	123	53.66%
Investor 1-4 Family	88	136	64.71%
Total	154	259	59.46%

Notes: All of the loans in the guideline review received a Non-Owner Occupancy review

DBRS, Inc. (“DBRS”) who is NRSRO providing a rating on the transaction at the time of this disclosure, does not have published guidelines for this asset class.

The valuation review was split based on the underlying property type, either residential or commercial. All commercial mortgage loans were assigned an “A” NRSRO valuation grade. For this review, Opus did not order any secondary valuation products. However, the client requested a secondary valuation for 88 residential mortgage loans.

EXHIBIT A

Scope of Services:

Guideline Review

Opus will review the loan file for conformity of the items listed below to the underwriting guidelines that were provided to Opus by Client.

Guideline Review: Opus will review each mortgage loan originated in accordance with guidelines provided by the Client to include if applicable:

Transaction type:

Borrower characteristics	LTV/CLTV/HTLTV	Property type
Loan characteristics	Representative credit score,	Property usage
DSCR (if applicable)	Asset reserves	Occupancy

Credit Application: For the Credit Application, Opus will review the application for: (i) was signed by all listed borrowers, (ii) was substantially filled out, and (iv) included the borrower’s employment history.

Credit Report: Opus’s review will include: the presence of a credit report for each borrower and that such borrower’s credit profile & representative credit score adhered to guidelines.

Borrower Experience: Opus will review documentation provide, such as REO Schedule or Track Record and compare to guideline requirements, as applicable.

Property Management Experience: Opus will review the property management questionnaire or other documentation to support the experience necessary per guidelines.

Business Entity Documents: Opus will review the Business Entity documentation provided as outlined and required per guidelines, which could include Articles of Incorporation, Articles of Organization, Operating Agreement, By-Laws, Certificate of Good Standing, Members Consent, or other documentation required by guidelines.

Rent and/or Lease: Opus will review the lease or other acceptable documentation to support the rental amount as outline in the guidelines.

Guarantor: Opus will review the guarantor as outlined in the guidelines

Asset Review: Opus will review the asset documentation provided in the loan files to the guideline requirements. Utilizing this documentation, Opus will complete a review of the reserve calculation.

Hazard/Flood Insurance/Taxes: Opus will review the insurance present on the mortgage loan. During this review, as applicable per guidelines.

Occupancy Review: Opus will review the property occupancy is consistent with the mortgage loan approval and borrowers’ application disclosure based solely on information contained in the mortgage loan file and any fraud report obtained in connection with the mortgage loan.

Business Purpose Affidavit: Opus will review for the present of affidavit confirming the property will be for commercial/investment purpose, including any cash out and they the subject property or any proceeds will not be for personal use.

Environment Report: Reviewing environmental reporting, Flood Certification, and Evidence of Insurance to confirm accuracy and adherence to MCP requirements.

Background or Fraud Report: Opus will review the background or fraud report results in each mortgage loan file, to the extent present, in conjunction with source documents found in the mortgage loan file to assess the likelihood of any misrepresentations associated with the origination of the mortgage loan. If the mortgage loan file did not contain a fraud report and the counterparty did not produce one, Opus will condition the mortgage loan for the missing fraud report product.

Closing Document Review: Opus will review the closing documents are present, Borrower(s) names, Subject Property Address, Legal Description, Signed by Borrowers

Loan File Documentation

Each loan file submitted to Opus for review should contain all documents used to underwrite, review, and close the loan.  This would include but not limited to the following (*where applicable):

1008	Business P&L*
1003 – Applications Initial	Purchase Agreement*
1003 – Application Final	Occupancy & Business Purpose LOI
AUS (DU/LP)	Rent Roll *
Loan Approvals	Business Purpose Certification
Underwriting worksheets	Cash Out Letter
Income worksheets	Verification of Mortgage/Rent
Rate Lock	RE Taxes Information
Change of Circumstances
Loan Estimates (LE)
Closing Disclosures (CD)
FACTA Disclosures
State Required Disclosures
Federal Required Disclosures
Signature tracking
Net Tangible Benefit Disclosure
Credit Report(s)
Fraud Report
OFAC Report (if not on credit)
Letter of Explanations
Borrower Identification
Business License*
Income Documentations
Asset Documentation
Appraisal(s)
Third Party Valuation (Desk Review/AVM/BPO/Field Review)
Purchase Contract
Environmental Reports
Non Owner Certification & Identification
Final CD/HUD1/Settlement Statement
Flood Insurance
Flood Certification
Mortgage Insurance
Right of Recession
Mortgage/Deed of Trust & Riders
Note & Addendums
Power of Attorney
Entity Documentation
Insurance
RE Tax Certification
Occupancy Affidavit
Business/Investment Purpose Affidavit
Title
Closing Protection Letter
HOA Information
Condo Documents
Guaranty Agreements*
Business P&L*

Non-Owner Occupancy Review

Occupancy Review: Opus will review the property occupancy is consistent with the mortgage loan approval and borrowers’ application disclosure based solely on information contained in the mortgage loan file and any fraud report obtained in connection with the mortgage loan. Additionally, Opus will complete the following:

Review the provided Note and Guaranty Agreement(s) to determine the identity and quantity of individuals serving as either Borrower, Co-borrower, or Guarantor, as well as to confirm whether the borrower and/or co-borrower is a legal business entity (LLC, INC, Corporation, Partnership) or an Individual(s).

Reviewing appraisal reports to determine if the property type is consistent with the underwritten property type, and evaluating the reports for evidence/indication of either owner or tenant occupancy.

For loans made to Individual borrowers, reviewing the LOI/LOE for the presence of an un-qualified statement of intent not to occupy the property, affirmation that the LOI/LOI cited address is consistent with the subject property address, and that signator(s) are consistent with the identified of the borrower(s)/guarantor(s). For loans made to Business Entity borrowers, the LOI/LOE is not a required document and loan file will not be cited if missing.

Reviewing the Final Form 1003/Loan application to ensure that the subject property listed is consistent with the subject property for the loan, and that the listed residence for the Individual(s) is an address other than the subject property.

For loans made to Individual borrowers, reviewing the Certification of Non-Owner Occupancy and Indemnity for the presence of a completed Primary Residence address including a verification that that the handwritten Primary Residence address differs from the subject property address, and is signed/dated as required. For loans made to Business Entity borrowers, the Certification of Non-Owner Occupancy and Indemnity is not a required document and loan file will not be cited if missing.

For loans made to Individual borrowers, verifying the presence of a complete Certification of Non-Owner Occupancy and Indemnity document for each individual borrower/co-borrower/guarantor identified within the subject note/guaranty agreement, including whether individual certifications or one certificate containing all required signatures is present. For loans made to Business Entity borrowers, the Certification of Non-Owner Occupancy and Indemnity is not a required document and loan file will not be cited if missing.

Confirming that the Primary Residence address(es) listed are compared for consistency between the Final Form 1003/Loan application(s) and the Certification(s) of Non-Owner Occupancy and Indemnity.

Documenting any exceptions and/or inconsistencies and reporting and/or marking such items for further dialogue.

Valuation Review

Opus’s review will include a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property.

Opus’s review will include:

●	the appropriate form,

●	materially complete

●	the address matched the mortgage note,

●	in conformity with the guideline requirements for the property type in question,

●	completed by an appraiser that was actively licensed to perform the valuation,

●	completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA,

●	made and signed prior to the final approval of the mortgage loan application,

●	completed and dated within the guideline restrictions,

●	the current use of the property is legal or legal non-conforming (grandfathered)

●	Photos present for Subject property and comparables

●	the appraisal report does not include any apparent environmental problems

●	made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

FIRREA Title XI – Check for the presence of the appraiser’s license and review for the presence of any red flags that may pose a risk to the property or occupants

USPAP – Review the appraiser’s certification is present and executed within the original appraisal.

Valuation Waterfall

Loan originated with a full Appraisal will review to the following:

●	CU Score = < 2.5, no additional valuation required

●	To comply with Rating Agency criteria of inspection, photos and supporting valuation, Client may require an AVM and/or 2055 Drive By Appraisal. Client will provide written notification to Opus of any additional valuation products required.

●	CU Score . 2.5 or not applicable, desk review or like product to support Appraisal value within a 10% tolerance

●	If value is supported within 10% tolerance, nothing further is needed

●	If value is not supported within 10% tolerance, additional valuations products may be used to support the value, such as but not limited to: Field Review, BPO, Reconciliation, 2055 or 2nd Appraisal

Only at Clients request and at Client’s expense, Opus can order any requested products for a Third Party Vendor that is currently set up to accept business from Opus. Alternately, Client may cause a third party velation products to be independently obtains by Opus from Client’s third party provider. If products are provided directly from Client and Opus does not have independent access, this will be noted in the Narrative.

Client expressly understands and agrees that Opus makes no representation or warrant as to the value of the subject property. Opus is not acting as an Appraisal Management Company and therefore it does not opine on the actual value of the subject property. Opus is not a ‘creditor’ within the meaning of ECOA or other lending laws and regulations, and therefore Opus will not have any communication with or responsibility to any individual consumer concerning property valuation.

Data Comparison

Opus will perform a data compare review of data fields provided by the Client via loan tape mutually agreed upon by the Parties to the applicable source documents found in the actual file.  Opus will notate discrepancies in accordance with the tolerance levels provided by the Client.

# of Units	Interest Rate Initial Cap	Occupancy
Amortization Term	Interest Rate Initial Maximum	Original Interest Rate
Amortization Type	Interest Rate Initial Minimum	Original Loan Amount
Appraised Value	Interest Rate Life Cap	Original LTV
Borrower Full Name	Interest Rate Life Max	Original P&I
City	Interest Rate Life Min	Original Term
Contract Sales Price	Interest Rate Periodic Cap	Prepayment Penalty Period (months)
DCR UW VCC	Investment Property Type	Prepayment Terms
First Interest Rate Change Date	Lien Position	Purpose
First Payment Change Date	LTV Valuation Value	Refi Purpose
Index Type	Margin	Representative FICO
Interest Only	Maturity Date	State
Interest Rate Change Frequency	Mod	Street
Next Interest Rate Change Date	Note Date	Zip

Pool Details

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were 8 obligors with multiple loans in the pool.

Tape Discrepancies

Data Element	Count	Accuracy
Amortization Term	3	98.05%
Total Loan Population	154

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third-party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C	Any of the following items: Origination value and third-party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal, but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated September 26, 2025.

Overall Grade Summary
DBRS NRSRO Grade	# of Loans	% of Loans
A	54	35.06%
B	75	48.70%
C	24	15.58%
D	1	0.65%

Credit Grade Summary
DBRS NRSRO Grade	# of Loans	% of Loans
A	63	40.91%
B	89	57.79%
C	1	0.65%
D	1	0.65%

Property Grade Summary
DBRS NRSRO Grade	# of Loans	% of Loans
A	129	83.77%
B	1	0.65%
C	24	15.58%
D	0	0.00%

GUIDELINE CREDIT REVIEW RESULTS

Of the one hundred fifty-four (154) mortgage loans reviewed by Opus, eighty-nine (89) were assigned a Credit grade of “B” and involved lender-issued guideline exceptions. A total of one hundred fifty (150) credit exceptions were granted.

Of the one hundred fifty-four (154) mortgage loans reviewed by Opus, one (1) was assigned a Credit grade of “C” and one (1) was assigned a Credit grade of “D”.

Additionally, 40.91% of the mortgage loans reviewed received a Credit grade of “A”.

GUIDELINE VALUATION REVIEW RESULTS

Of the one hundred fifty-four (154) mortgage loans reviewed by Opus, one (1) loan was assigned a Valuation grade of “B” and involved lender-issued guideline exceptions. A total of two (2) valuation exceptions were granted.

Of the one hundred fifty-four (154) mortgage loans reviewed by Opus, twenty-four (24) was assigned a Credit grade of “C”.

Additionally, 83.77% of the mortgage loans reviewed received a Valuation grade of “A”.

Non-Owner Occupancy Review

Overall Grade Summary
DBRS NRSRO Grade	# of Loans	% of Loans
A	46	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
DBRS NRSRO Grade	# of Loans	% of Loans
A	46	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

N/O/O CREDIT REVIEW RESULTS

All forty-six (46) loans reviewed by Opus have a Credit grade of “A”.

Loans Reviewed (259)

5700000625	6723261460	6723265852	6723268016	6723270367	6723272753
5700001012	6723261657	6723265877	6723268063	6723270439	6723272803
5700001034	6723261726	6723265895	6723268070	6723270574	6723272926
5700001168	6723261800	6723265913	6723268074	6723270715	6723272957
5700001182	6723262017	6723265935	6723268129	6723270914	6723273135
5700001202	6723262226	6723265974	6723268150	6723270928	6723273163
5700001238	6723262246	6723265999	6723268186	6723270933	6723273196
5700001277	6723262249	6723266079	6723268223	6723270948	6723273212
5700001282	6723262268	6723266146	6723268340	6723270990	6723273253
6723237707	6723262334	6723266185	6723268498	6723271081	6723273274
6723237710	6723262585	6723266195	6723268596	6723271196	6723273290
6723237713	6723262676	6723266223	6723268646	6723271202	6723273292
6723239791	6723262859	6723266302	6723268657	6723271253	6723273350
6723245464	6723262912	6723266337	6723268759	6723271321	6723273360
6723247770	6723262916	6723266402	6723268807	6723271323	6723273543
6723248106	6723262944	6723266437	6723268812	6723271356	6723273579
6723250290	6723262969	6723266515	6723268833	6723271372	6723273741
6723250963	6723263188	6723266531	6723268927	6723271556	6723273799
6723251568	6723263199	6723266551	6723268964	6723271569	6723273802
6723252970	6723263422	6723266676	6723268965	6723271579	6723273822
6723253902	6723263597	6723266717	6723269006	6723271628	6723273915
6723254088	6723264221	6723266787	6723269056	6723271759	6723273942
6723254381	6723264258	6723266816	6723269168	6723271798	6723273952
6723254401	6723264405	6723266822	6723269199	6723271801	6723274162
6723254659	6723264417	6723266829	6723269242	6723271806	6723274560
6723255449	6723264422	6723266896	6723269282	6723271826	6723275187
6723255591	6723264497	6723267048	6723269390	6723271910	6723275426
6723255892	6723264612	6723267098	6723269444	6723271986	6723275761
6723257224	6723264689	6723267100	6723269450	6723272029	6723275945
6723257992	6723264733	6723267127	6723269460	6723272069	6723276184
6723258237	6723264849	6723267287	6723269493	6723272130	6723276193
6723258256	6723264892	6723267317	6723269516	6723272150	6723276739
6723258354	6723264940	6723267328	6723269525	6723272331	6723276816
6723258969	6723265110	6723267353	6723269530	6723272359	6723277172
6723259401	6723265291	6723267536	6723269602	6723272429	6723277173
6723259905	6723265297	6723267616	6723269762	6723272433	6723277185
6723260140	6723265339	6723267626	6723269779	6723272457	6723277189
6723260277	6723265414	6723267708	6723269811	6723272493	6723277266
6723260364	6723265451	6723267710	6723269846	6723272526	6723277461
6723260522	6723265503	6723267820	6723269917	6723272527
6723260769	6723265565	6723267831	6723270019	6723272561

6723260948	6723265743	6723267854	6723270027	6723272562
6723261084	6723265808	6723267869	6723270180	6723272574
6723261396	6723265834	6723267909	6723270273	6723272713

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.